22. STOCK OPTIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Options Details Narrative
Estimated fair value of stock options granted	$ 358,000	$ 917,000
Stock option, granted	5,607,000	3,800,000
Estimated fair value of stock options vested	917,000	75,000
Compensation cost related to nonvested stock options	179,000
Non-cash share based compensation expense	714,000	432,000
Research and development expenses	229,000	144,000
Inventory expense	0	3,000
General and administrative expense	$ 485,000	$ 285,000